Note 2 - Liquidity and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Liquidity [Text Block]
NOTE
2
- LIQUIDITY AND BASIS OF PRESENTATION

The Company has a history of recurring losses from operations and the use of cash in operating activities. For the six
months ended
June 30, 2018,
the Company’s net loss was
$12,395,021
and cash used in operating activities was
$1,125,686.
As of
June 30, 2018,
the Company had current assets of
$536,694
and current liabilities of
$1,202,880
of which
$338,741
was accrued PIK Note interest likely to be paid in additional PIK Notes. The Company’s current liabilities also include (i)
$63,537
of accrued management bonus payable as determined by the Company’s Audit Committee, (ii)
$59,810
of a note payable related to the financing of the Company’s D&O and G/L policies, (iii)
$159,310
of payables to a compounder for which it has agreed to satisfy in halloysite product and (iv)
$156,200
of disputed accrued expenses for which the Company believes it has a statute of limitations defense.

Based on the Company’s current cash usage expectations, management believes it will not
have sufficient liquidity to fund its operations through
August 20, 2019.
Further, management cannot provide any assurance that it is probable that the Company will be successful in accomplishing any of its plans to raise debt or equity financing or generate additional product sales. Collectively these factors raise substantial doubt regarding the Company’s ability to continue as going concern. These financial statements do not
include any adjustments to the recoverability and classification of recorded assets amounts and classification of liabilities that might be necessary should the Company not
be able to continue as a going concern.

Management believes that in order for the Company to meet its obligations arising from normal business operations through
August 20, 2019
that the Company requires (i) additional capital either in the form of a private placement of common stock or debt and/or (ii) additional sales of its products that will generate sufficient operating profit and cash flows to fund operations.  Without additional capital or additional sales of its products, the Company’s ability to continue to operate will be limited.

NOTE
2
- LIQUIDITY AND BASIS OF PRESENTATION

The Company has a history of recurring losses from operations and the use of cash in operating activities. For the twelve
months ended
December 31, 2017,
the Company’s net loss was
$14,910,659
and cash used in operating activities was
$2,108,388.
As of
December 31, 2017,
the Company had current assets of
$280,839
and current liabilities of
$1,233,077
of which
$57,334
was accrued PIK Note interest to be paid in additional PIK Notes. The Company’s current liabilities also include approximately (i)
$204,700
of accrued management bonus payments, which management
may
choose to take in the form of shares of common stock or options to purchase shares of common depending on the Company’s ability to pay the bonuses in cash as determined by the Company’s Audit Committee, (ii)
$158,700
of payables to a compounder for which it has agreed to satisfy in halloysite product, (iii)
$156,200
of disputed accrued expenses for which the Company believes it has a statute of limitations defense, and (iv)
$15,000
of director expense accrual that will be paid in equity.